Net debt - Offsetting in the balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Gross amount	£ 3,035	£ 1,188
Net amounts presented in the balance sheet	3,035	1,188
Amount subject to master netting arrangement	(1,312)	(431)
Net amount	1,723	757
Financial liabilities
Gross amount	(6,384)	(2,564)
Net amounts presented in the balance sheet	(6,384)	(2,564)
Amount subject to master netting arrangement	1,312	431
Net amount	(5,072)	(2,133)
Prepayments	79	35
Social security and other taxes	88	72
Contract liabilities	259	167
Trade and other payables
Financial liabilities
Gross amount	(896)	(597)
Net amounts presented in the balance sheet	(896)	(597)
Net amount	(896)	(597)
Borrowings
Financial liabilities
Gross amount	(4,929)	(1,715)
Net amounts presented in the balance sheet	(4,929)	(1,715)
Amount subject to master netting arrangement	1,291	423
Net amount	(3,638)	(1,292)
Lease liabilities
Financial liabilities
Gross amount	(467)	(217)
Net amounts presented in the balance sheet	(467)	(217)
Net amount	(467)	(217)
Derivative financial instruments
Financial liabilities
Gross amount	(92)	(35)
Net amounts presented in the balance sheet	(92)	(35)
Amount subject to master netting arrangement	21	8
Net amount	(71)	(27)
Cash and Cash Equivalents
Financial assets
Gross amount	2,170	668
Net amounts presented in the balance sheet	2,170	668
Amount subject to master netting arrangement	(1,291)	(423)
Net amount	879	245
Trade and other receivables
Financial assets
Gross amount	843	506
Net amounts presented in the balance sheet	843	506
Net amount	843	506
Other financial assets
Financial assets
Gross amount	1	2
Net amounts presented in the balance sheet	1	2
Net amount	1	2
Derivative financial instruments
Financial assets
Gross amount	21	12
Net amounts presented in the balance sheet	21	12
Amount subject to master netting arrangement	£ (21)	(8)
Net amount		£ 4